Promissory Notes Payable (Narrative) (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($) D	Dec. 31, 2013 CAD	Sep. 30, 2013 USD ($) D	Sep. 30, 2013 CAD
Promissory Notes Payable 1			$ 49,000
Promissory Notes Payable 2			8.00%	8.00%
Promissory Notes Payable 3			3,200
Promissory Notes Payable 4			130,501	130,501
Promissory Notes Payable 5			$ 0.75
Promissory Notes Payable 6			4,900
Promissory Notes Payable 7			0
Promissory Notes Payable 8			1,215
Promissory Notes Payable 9			250,000
Promissory Notes Payable 10			8.00%	8.00%
Promissory Notes Payable 11			15,233
Promissory Notes Payable 12			663,082	663,082
Promissory Notes Payable 13			$ 0.75
Promissory Notes Payable 14			150,000
Promissory Notes Payable 15			8.00%	8.00%
Promissory Notes Payable 16			5,425
Promissory Notes Payable 17			388,562	388,562
Promissory Notes Payable 18			$ 0.75
Promissory Notes Payable 19			50,000
Promissory Notes Payable 20			8.00%	8.00%
Promissory Notes Payable 21			1,501
Promissory Notes Payable 22			128,753	128,753
Promissory Notes Payable 23			$ 0.75
Promissory Notes Payable 24			100,000
Promissory Notes Payable 25			12.00%	12.00%
Promissory Notes Payable 26			50,000
Promissory Notes Payable 27			10.00%	10.00%
Promissory Notes Payable 28			699
Promissory Notes Payable 29			126,747	126,747
Promissory Notes Payable 30			$ 0.75
Promissory Notes Payable 31			87,865
Promissory Notes Payable 32				86,677
Promissory Notes Payable 33			12.00%	12.00%
Promissory Notes Payable 34			28,017
Promissory Notes Payable 35				27,639
Promissory Notes Payable 36			12.00%	12.00%
Promissory Notes Payable 37			10	10
Promissory Notes Payable 38			100
Promissory Notes Payable 39			500
Promissory Notes Payable 40			0.75
Promissory Notes Payable 41			0.753
Promissory Notes Payable 42			0.61
Promissory Notes Payable 43			0.143
Promissory Notes Payable 44			11,449
Promissory Notes Payable 1	93,490
Promissory Notes Payable 2		100,000
Promissory Notes Payable 3	12.00%	12.00%
Promissory Notes Payable 4	2	2
Promissory Notes Payable 4	81,035
Promissory Notes Payable 5		86,677
Promissory Notes Payable 6	12.00%	12.00%
Promissory Notes Payable 7	25,839
Promissory Notes Payable 8		27,639
Promissory Notes Payable 9	12.00%	12.00%
Promissory Notes Payable 10	10	10
Promissory Notes Payable 11	100
Promissory Notes Payable 12	$ 500